UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(formerly, Aquila Rocky Mountain Equity Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

		Market
Shares	Common Stocks (97.6%)	Value	(a)

	Advertising Agencies (1.3%)
24,281	Interpublic Group of Companies, Inc.	$277,046

	Advertising/Sales (0.6%)
3,899	Lamar Advertising Co.+	126,367

	Beverages - Wine/Spirits (2.1%)
18,334	Constellation Brands, Inc.+	432,499

	Broadcast Service/Programming (1.0%)
2,327	Liberty Media Corp.	205,125

	Cable & Satellite (7.8%)
16,544	Cablevision Systems Corp.	242,866
6,171	Charter Communications, Inc.+	391,550
6,712	DIRECTV+	331,170
19,347	Dish Network Corp.	637,097
		1,602,683

	Casinos & Gambling (0.5%)
5,324	Ameristar Casinos, Inc.	99,186

	Coal (1.5%)
6,471	Arch Coal, Inc.	69,304
4,613	Cloud Peak Energy, Inc.+	73,485
2,028	CONSOL Energy, Inc.	69,155
3,306	Peabody Energy Corp.	95,742
		307,686

	Commercial Services (1.9%)
13,682	Iron Mountain, Inc.	394,042

	Consumer Products - Miscellaneous (1.3%)
6,552	Jarden Corp.	263,587

	Containers - Metal/Glass (9.6%)
14,517	Ball Corp.	622,489
24,817	Crown Holdings, Inc.+	914,010
9,706	Silgan Holdings, Inc.	429,005
		1,965,504

	Containers - Paper/Plastic (3.7%)
137,010	Graphic Packaging Holding Co.+	756,295

	Diversified Manufacturing Operations (1.1%)
2,797	SPX Corp.	216,851

	E-Commerce Services (1.7%)
17,890	Liberty Interactive Corp.+	341,520

	Electronic Components - Miscellaneous (1.1%)
30,776	Flextronics International Ltd.+	222,510

	Food - Canned (1.6%)
5,453	Treehouse Foods, Inc.+	324,454

	Food - Retail (0.4%)
14,142	SUPERVALU, INC.	80,751

	Funeral Services & Related Items (4.0%)
51,313	Service Corp. International	577,784
39,739	Stewart Enterprises, Inc.	241,216
		819,000

	Hotels & Motels (4.5%)
7,930	Gaylord Entertainment Co.+	244,244
12,225	Starwood Hotels & Resorts Worldwide, Inc.	689,612
		933,856

	Instruments - Controls (1.8%)
11,145	Sensata Technologies Holdings N.V.+	373,135

	Intimate Apparel (1.6%)
5,632	Warnaco Group, Inc. (The)+	328,909

	Medical - Biomedical/Gene (1.2%)
2,406	Bio-Rad Laboratories, Inc.+	249,478

	Medical - Drugs (1.0%)
5,449	Endo Pharmaceuticals Holdings, Inc.+	211,040

	Medical - Generic Drug (1.6%)
13,727	Mylan, Inc.+	321,898

	Medical - Hospitals (3.1%)
25,694	HCA Holdings, Inc.	635,670

	Medical Products (6.6%)
9,082	Cooper Companies, Inc.	742,090
23,173	Hanger Orthopedic Group, Inc.+	506,562
1,659	Teleflex, Inc.	101,448
		1,350,100

	Non - Hazardous Waste Disposal (2.0%)
13,161	Republic Services, Inc.	402,200

	Oil Company - Exploration & Production (7.6%)
6,945	Berry Petroleum Co.	327,318
23,527	Denbury Resources, Inc.+	428,897
5,314	Newfield Exploration Co.+	184,290
8,082	Whiting Petroleum Corp.+	438,853
10,522	WPX Energy, Inc.+	189,501
		1,568,859

	Private Corrections (4.0%)
30,415	Corrections Corporation of America+		830,634

	Real Estate Investment Trust - Hotels (2.2%)
27,926	Host Hotels & Resorts, Inc.		458,545

	Rental - Auto/Equipment (2.1%)
10,033	United Rentals, Inc.+		430,315

	Retail - Apparel/Shoe (0.6%)
1,505	PVH Corp.		134,442

	Satellite Telecommunications (0.6%)
4,592	EchoStar Corp.+		129,219

	Semiconductor Devices (1.7%)
13,133	NXP Semiconductors N.V.+		349,469

	Speciality Pharmaceuticals (0.5%)
1,929	Valeant Pharmaceuticals International, Inc.		103,568

	Telecom Services (1.9%)
17,959	tw telecom holdings, inc.+		397,971

	Telephone - Integrated (2.7%)
8,765	CenturyLink, Inc.		338,767
18,069	Windstream Corp.		211,588
			550,355

	Theaters (4.6%)
15,691	Cinemark Holdings, Inc.		344,417
19,846	National CineMedia, Inc.		303,644
21,413	Regal Entertainment Group		291,217
			939,278

	Transport - Rail (0.7%)
1,949	Kansas City Southern+		139,724

	Wireless Equipment (3.8%)
5,019	American Tower Corp.		316,297
8,906	Crown Castle International Corp.+		475,046
			791,343

	Total Investments (cost $17,712,601*)	97.6%	20,065,114
	Other assets less liabilities	2.4	493,877
	Net Assets	100.0%	$20,558,991

	* Cost for Federal income tax and financial reporting purposes is identical.

	+ Non-income producing security.

Percent of
Portfolio Distribution (unaudited)	Investments
Advertising Agencies	1.4%
Advertising/Sales	0.6
Beverages - Wine/Spirits	2.2
Broadcast Service/Programming	1.0
Cable & Satellite	8.0
Casinos & Gambling	0.5
Coal	1.5
Commercial Services	2.0
Consumer Products - Miscellaneous	1.3
Containers - Metal/Glass	9.8
Containers - Paper/Plastic	3.8
Diversified Manufacturing Operations	1.1
E-Commerce Services	1.7
Electronic Components - Miscellaneous	1.1
Food - Canned	1.6
Food - Retail	0.4
Funeral Services & Related Items	4.1
Hotels & Motels	4.7
Instruments - Controls	1.9
Intimate Apparel	1.6
Medical - Biomedical/Gene	1.2
Medical - Drugs	1.1
Medical - Generic Drug	1.6
Medical - Hospitals	3.2
Medical Products	6.7
Non - Hazardous Waste Disposal	2.0
Oil Company - Exploration & Production	7.8
Private Corrections	4.1
Real Estate Investment Trust - Hotels	2.3
Rental - Auto/Equipment	2.2
Retail - Apparel/Shoe	0.7
Satellite Telecommunications	0.6
Semiconductor Devices	1.7
Specialty Pharmaceuticals	0.5
Telecom Services	2.0
Telephone - Integrated	2.7
Theaters	4.7
Transport - Rail	0.7
Wireless Equipment	3.9
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,712,601 amounted to $2,352,513, which consisted of aggregate gross unrealized appreciation of $2,908,247 and aggregate gross unrealized depreciation of $555,734.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$20,065,114
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$20,065,114

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND (formerly, Aquila Rocky Mountain Equity Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012